Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
LOANS PAYABLE

5.	LOANS PAYABLE

On September 16, 2010, an arm’s length party loaned the Company $24, 872 (2011: $25,445) (US $25,000) for an initial period of 90 days bearing interest at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2012, accrued interest of $6,844 (2011 - $3,940) was included on the loan payable.

During the year ended December 31, 2011, a non-arms length party loaned the Company $10,000 for an initial period of 90 days bearing interest at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2012, accrued interest of $1,884 (2011 - $1,180) was included in the loan payable.

During the year ended December 31, 2011, arms’ length parties loaned the Company a total of $41,000 that was non-interest bearing and payable on demand. On April 17, 2012, the Company closed a private placement of which 820,000 common share units were issued at $0.05 per unit for the settlement of these loans (Note 7).